Revenue (Details) - Schedule of Revenue Recognized that was Included in the Contract Liabilities Balance - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue recognized that was included in the contract liability balance at the beginning of the year
Service revenue	$ 54,199